Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Alpha Architect ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 19, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 13, 2022
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated January 19, 2022

to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
each dated January 31, 2021

Each Fund is currently passively-managed and seeks to track the performance of its respective index, as noted in the table below. Effective as of January 31, 2022, each Fund will become actively-managed by its investment adviser, Empowered Funds, LLC. Each Fund’s existing and new investment objective is set forth in the table below. Notwithstanding the foregoing changes, each Fund will continue to be managed via the same quantitative methodologies as has been used since the date of its commencement of operations.

Fund Name	New Investment Objective (Effective 1-31-2022)	Current Investment Objective
Alpha Architect U.S. Quantitative Value ETF	Seeks long-term capital appreciation.	Seeks to track the total return performance, before fees and expenses, of the Alpha Architect Quantitative Value Index.
Alpha Architect U.S. Quantitative Momentum ETF	Seeks long-term capital appreciation.	Seeks to track the total return performance, before fees and expenses, of the Alpha Architect Quantitative Momentum Index.
Alpha Architect International Quantitative Value ETF	Seeks long-term capital appreciation.	Seeks to track the total return performance, before fees and expenses, of the Alpha Architect International Quantitative Value Index.
Alpha Architect International Quantitative Momentum ETF	Seeks long-term capital appreciation.	Seeks to track the total return performance, before fees and expenses, of the Alpha Architect International Quantitative Momentum Index.
Alpha Architect Value Momentum Trend ETF	Seeks long term capital appreciation while attempting to minimize market drawdowns.	Seeks to track the total return performance, before fees and expenses, of the Alpha Architect Value Momentum Trend Index.

Please retain this Supplement with your Summary Prospectuses, Prospectus, and SAI.

Alpha Architect U.S. Quantitative Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QVAL
Alpha Architect International Quantitative Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IVAL
Alpha Architect U.S. Quantitative Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QMOM
Alpha Architect International Quantitative Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IMOM
Alpha Architect Value Momentum Trend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VMOT